S-K 1602(a)(3) Forepart, Sponsor Compensation	Mar. 02, 2026 USD ($) $ / shares shares
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount | $	$ 10,000
Sponsor [Member] | Class B Ordinary Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	3,833,333	[1]
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Sponsor [Member] | Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	250,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.007
Sponsor [Member] | Private Placement Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	250,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,500,000
Sponsor And Early Bird Capital Inc [Member] | Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	350,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 3,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10.00
Early Bird Capital Inc [Member] | Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	100,000

[1]	Our sponsor currently owns an aggregate of 3,833,333 Class B ordinary shares, which were purchased for an aggregate of $25,000 (or approximately $0.007 per share), including up to 500,000 shares which will be surrendered to us for no consideration after the closing of this offering depending on the extent to which the underwriters’ over-allotment option is exercised and certain shares to be transferred to third party designees as described above. Certain of our officers and directors own an indirect interest in the founder shares held by our sponsor through membership interests owned by them in our sponsor.